TAXES (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 0	$ 0
Deferred tax liabilities	243,762	33,627
Accrued income tax liabilities	1,600,000	1,100,000
Accrued penalties and interest	172,993	7,441
Accrued Liabilities for Commissions, Expense and Taxes	1,400,000	1,000,000.0
[custom:IncomeTaxExaminationPenaltiesAndInterestAccruedOther-0]	$ 89,714	$ 4,129